Schedule of exposure to interest rates (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional assets	R$ 8,348,052
Notional liabilities	(24,337,338)
Derivative financial instruments
Exposure, Net	(15,989,286)
Total assets	8,348,052
Total liabilities	(25,456,030)
Total derivative financial instruments	(223,949)
Total exposure, net	(17,331,927)
Fixed Reais [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	199,904
Notional liabilities	(427,102)
Derivative financial instruments	(8,454,971)
Exposure, Net	(8,682,169)
Fixed U S Dollars [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	2,489,430
Notional liabilities	(16,114,760)
Derivative financial instruments	7,036,609
Exposure, Net	(6,588,721)
Fixed Turkish Liras [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	147,313
Notional liabilities	(452,917)
Derivative financial instruments
Exposure, Net	(305,604)
Fixed Euros [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	87,385
Notional liabilities	(1,053,534)
Derivative financial instruments	1,539,537
Exposure, Net	573,388
Fixed Other [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	614,129
Notional liabilities
Derivative financial instruments	(121,175)
Exposure, Net	492,954
Floating I P C A Reais [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets
Notional liabilities	(4,331,732)
Derivative financial instruments	3,300,000
Exposure, Net	(1,031,732)
Floating C D I Reais [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets	4,809,891
Notional liabilities	(1,678,268)
Derivative financial instruments	(3,300,000)
Exposure, Net	(168,377)
Floating Libor U S Dollars [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Notional assets
Notional liabilities	(279,025)
Derivative financial instruments
Exposure, Net	(279,025)
Interest And Fair Value Adjustment Of Derivatives [Member]
IfrsStatementLineItems [Line Items]
Notional assets
Notional liabilities	(1,118,692)
Derivative financial instruments	(223,949)
Exposure, Net	R$ (1,342,641)